Prepayments, receivables and other assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current:
Advances to suppliers	¥ 474,629		¥ 254,534
Deposits paid to new home developers	2,124,204		3,311,371
Prepaid rental and other deposits	771,010		439,775
Staff advances	215,007		247,353
Receivables from escrow account	15,029		18,982
Interest receivables	37,227		93,950
VAT-input deductible	655,016		608,958
Prepaid income tax	108,989		0
Others	276,267		318,073
Total	4,677,378	$ 716,840	5,292,996
Non-current:
Prepayment for advertising resources	0		145,806
Deferred tax asset (Note 19)	884,435		520,292
Others	109,959		59,452
Total	¥ 994,394	$ 152,398	¥ 725,550